Pensions and other post-employment benefits - Additional Information (Details)		12 Months Ended
	Apr. 01, 2022 GBP (£)	Dec. 31, 2024 GBP (£) pensionScheme partnership	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2020 pensionScheme
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Number of UK pension plans, physical asset allocation strategy applied | pensionScheme		3
Number of UK pension plans | pensionScheme		4
Total value of the insurance contract		£ 340,000,000	£ 387,000,000
Number of UK pension plans with technical provisions deficits | pensionScheme					3
Number of Scottish limited partnerships | partnership		3
Augmentation costs included in past service costs		£ 18,000,000	3,000,000	£ 6,000,000
Fair value of investments in fund assets			209,000,000
Defined benefit schemes		218,000,000	227,000,000	236,000,000
UK defined benefit plans
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Contributions to plan, net defined benefit liability (asset)	£ 10,000
Deficit reduction contributions		30,000,000	0
UK defined benefit plans | SLP Partneships
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Cash and cash equivalents contributed to fair value of plan assets			353,000,000	691,000,000
UK defined benefit plans | SLP Partneships | Glaxo Smith Kline Consumer Healthcare Holdings Limited
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Deficit in plan		£ 1,080,000,000
Notional interest			7,000,000
SmithKline Beecham Limited
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Number of principal UK defined benefit pension schemes | pensionScheme		1
US Cash Balance Plan
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Deficit reduction contributions		£ 150,000,000	96,000,000
Pension benefits
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Employer contributions		270,000,000
Post-retirement benefits
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Employer contributions		£ 80,000,000
UK
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Percentage allocated to return seeking assets		36.00%
Percentage allocated to liability matching assets		64.00%
Deficit in plan		£ (561,000,000)	(276,000,000)	103,000,000
UK | Other assets
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Loans on structured debt amount contributed to fair value of plan assets		£ 1,634,000,000	1,853,000,000	2,376,000,000
US
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Percentage allocated to return seeking assets		25.00%
Percentage allocated to liability matching assets		75.00%
Deficit in plan		£ 389,000,000	£ 615,000,000	770,000,000
Assumption for future medical inflation		6.50%	6.75%
US | 2031 and thereafter
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Assumption for future medical inflation		5.00%
US | Unfunded
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Defined benefit schemes		£ 748,000,000	£ 785,000,000	£ 870,000,000
UK current year charge
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Number of principal UK defined benefit pension schemes | pensionScheme		3
UK current year charge | Glaxo Wellcome
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Number of principal UK defined benefit pension schemes | pensionScheme		2